RELATED PARTIES - Management compensation (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Short-term benefits
Salary or compensation	R$ 23,822	R$ 24,741
Direct and indirect benefits	1,194	464
Bonus	4,724	3,516
Total short term benefits	29,740	28,721
Long-term benefits
Share-based compensation plan	12,407	25,726
Total long term benefits	12,407	25,726
Total management compensation	R$ 42,147	R$ 54,447